Income Taxes (Details) - Schedule of Movement of the Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	¥ 601,867	¥ 619,922	¥ 338,964
Addition	99,230	94,809	280,958
Write off	(177,976)	(112,864)
Ending balance	¥ 523,121	¥ 601,867	¥ 619,922